Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) (in thousands) ($)(4)	Total Revenue (in thousands) ($)(5)
2022	3,916,032	(3,046,539)	1,568,352	187,840	58.55	109.79	(149,186)	180,955
2021	8,493,477	(21,063,411)	4,057,728	(2,628,730)	109.12	112.62	(100,393)	137,931
2020	8,510,593	70,031,456	2,353,326	16,202,365	248.06	116.12	(24,463)	108,095

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Our PEO was Ramy Farid for all years in the table. Our Non-PEO named executive officers were: (i) for 2022, Geoffrey Porges, Jenny Herman, Joel Lebowitz, Karen Akinsanya, Robert Abel, and Yvonne Tran; (ii) for 2021, Joel Lebowitz, Karen Akinsanya, Robert Abel, and Patrick Lorton; and (iii) for 2020, Karen Akinsanya and Yvonne Tran.
Peer Group Issuers, Footnote [Text Block]	Reflects cumulative total shareholder return on the Nasdaq Biotechnology Index. The Nasdaq Biotechnology Index is used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 3,916,032	$ 8,493,477	$ 8,510,593
PEO Actually Paid Compensation Amount	$ (3,046,539)	(21,063,411)	70,031,456
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Dr. Farid and average “compensation actually paid” to our Non-PEO named executive officers, computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following prescribed adjustments were made to Dr. Farid’s and to our Non-PEO named executive officers’ total compensation as reported in the Summary Compensation Table for each year, to determine the amount of compensation actually paid. The Summary Compensation Table amounts and the “compensation actually paid”
amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2022		2021		2020
	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*
Total Compensation from Summary Compensation Table	$3,916,032	$1,568,352	$8,493,477	$4,057,728	$8,510,593	$2,353,326
Adjustments for Equity Awards
Subtract grant date fair value of equity awards reported in the Summary Compensation Table	(2,877,355)	(985,123)	(7,470,776)	(3,486,362)	(7,499,672)	(1,679,025)
Add year-end fair value of Awards granted in the covered year that are outstanding and unvested at covered year-end	1,995,200	674,500	1,843,500	860,300	57,702,506	12,918,426
Add year-over-year change in year-end fair values for awards granted in prior years that were outstanding and unvested at covered year-end	(3,800,546)	(464,474)	(24,233,997)	(3,857,422)	8,409,293	2,008,460
Add fair value at vest date for awards granted and vested in covered year	—	—	—	—	—	—
Add change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which vesting conditions were satisfied during covered year	(2,279,870)	(302,116)	304,385	(202,974)	2,908,736	601,177
Subtract fair value at end of the prior year of awards granted in any prior fiscal year that failed to meet applicable vesting conditions in covered year	—	(303,300)	—	—	—	—
Add dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(6,962,571)	$(1,380,513)	$(29,556,888)	$(6,686,458)	$61,520,863	$13,849,039
Total “Compensation Actually Paid”	$(3,046,539)	$187,840	$(21,063,411)	$(2,628,730)	$70,031,456	$16,202,365
* Amounts presented are averages for the entire group of Non-PEO named executive officers.

Non-PEO NEO Average Total Compensation Amount	$ 1,568,352	4,057,728	2,353,326
Non-PEO NEO Average Compensation Actually Paid Amount	$ 187,840	(2,628,730)	16,202,365
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*	PEO	Average Non-PEO Named Executive Officers*
Total Compensation from Summary Compensation Table	$3,916,032	$1,568,352	$8,493,477	$4,057,728	$8,510,593	$2,353,326
Adjustments for Equity Awards
Subtract grant date fair value of equity awards reported in the Summary Compensation Table	(2,877,355)	(985,123)	(7,470,776)	(3,486,362)	(7,499,672)	(1,679,025)
Add year-end fair value of Awards granted in the covered year that are outstanding and unvested at covered year-end	1,995,200	674,500	1,843,500	860,300	57,702,506	12,918,426
Add year-over-year change in year-end fair values for awards granted in prior years that were outstanding and unvested at covered year-end	(3,800,546)	(464,474)	(24,233,997)	(3,857,422)	8,409,293	2,008,460
Add fair value at vest date for awards granted and vested in covered year	—	—	—	—	—	—
Add change in fair values between prior year-end fair values and vest date fair values for awards granted in prior years for which vesting conditions were satisfied during covered year	(2,279,870)	(302,116)	304,385	(202,974)	2,908,736	601,177
Subtract fair value at end of the prior year of awards granted in any prior fiscal year that failed to meet applicable vesting conditions in covered year	—	(303,300)	—	—	—	—
Add dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(6,962,571)	$(1,380,513)	$(29,556,888)	$(6,686,458)	$61,520,863	$13,849,039
Total “Compensation Actually Paid”	$(3,046,539)	$187,840	$(21,063,411)	$(2,628,730)	$70,031,456	$16,202,365
* Amounts presented are averages for the entire group of Non-PEO named executive officers.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net loss, and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options with time-based vesting for the years presented. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K, is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Compensation Actually Paid vs. Net Income [Text Block]
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net loss, and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options with time-based vesting for the years presented. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K, is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net loss, and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options with time-based vesting for the years presented. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K, is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Total Shareholder Return Vs Peer Group [Text Block]
The following line chart presents a graphical comparison of executive compensation actually paid to our PEO and the average executive compensation actually paid to the Non-PEO named executive officers set forth in the Pay Versus Performance table above, as compared against the following performance measures: the Company's (1) cumulative total shareholder return, (2) peer group total shareholder return, (3) net loss, and (4) total revenue. For purposes of comparison, the Company’s cumulative total shareholder return and peer group total shareholder return in the following chart has been presented on a scaled basis, assuming an initial starting value of $100 in each instance.
When reviewing the relationship between pay versus performance in the chart below, it is important to note that a substantial portion of our PEO and non-PEO named executive officers’ compensation consisted of stock options with time-based vesting for the years presented. As the compensation actually paid as calculated pursuant to Item 402(v) of Regulation S-K, is based on the accounting changes in the fair value of such options, the value varies significantly with the performance of our common stock. Therefore, notwithstanding the increase in the Company’s total revenue (our most important financial performance measure that is not otherwise required to be disclosed in the table), the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers were heavily impacted by the Company’s total shareholder return.

Tabular List [Table Text Block]

Total revenue
Progress of our collaborative and proprietary programs
Advancements in the science and technology underlying our platform

Total Shareholder Return Amount	$ 58.55	109.12	248.06
Peer Group Total Shareholder Return Amount	109.79	112.62	116.12
Net Income (Loss)	$ (149,186,000)	$ (100,393,000)	$ (24,463,000)
Company Selected Measure Amount	180,955,000	137,931,000	108,095,000
PEO Name	Ramy Farid
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of net loss attributable to Schrödinger common and limited common stock reflected in the Company’s audited financial statements for the applicable year.(5)In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure used by the Company for the most recently completed fiscal year, to link compensation actually paid to performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Progress of our collaborative and proprietary programs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Advancements in the science and technology underlying our platform
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (2,877,355)	$ (7,470,776)	$ (7,499,672)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,995,200	1,843,500	57,702,506
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,800,546)	(24,233,997)	8,409,293
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,279,870)	304,385	2,908,736
PEO [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,962,571)	(29,556,888)	61,520,863
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(985,123)	(3,486,362)	(1,679,025)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	674,500	860,300	12,918,426
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(464,474)	(3,857,422)	2,008,460
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(302,116)	(202,974)	601,177
Non-PEO NEO [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(303,300)	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,380,513)	$ (6,686,458)	$ 13,849,039